Organization and business operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business operations	Organization and business operations
Doma Holdings, Inc. (the “Company,” “Doma,” “we,” “us” or “our”) was referred to as States Title, Inc. prior to the North American Title Acquisition and as States Title Holding, Inc. (which changed its name to Doma Holdings, Inc. on March 1, 2021) after the North American Title Acquisition.
Headquartered in San Francisco, CA, Doma is a real estate technology company that is architecting the future of real estate transactions. Using machine intelligence and our proprietary technology solutions, we are creating a vastly more simple, efficient, and affordable real estate closing experience for current and prospective homeowners, lenders, title agents and real estate professionals. We are licensed to underwrite title insurance in 39 states and the District of Columbia.
The Company was initially formed as a wholly-owned subsidiary of States Title Inc. (“Legacy States Title”) to combine the operations of Legacy States Title and the retail agency and title insurance underwriting business (the “Acquired Business”) of North American Title Group, LLC (“NATG”), a subsidiary of Lennar Corporation (“Lennar”). We completed the acquisition of the Acquired Business on January 7, 2019 (the "Close Date"), which we refer hereinafter as the “North American Title Acquisition.” Doma survived the North American Title Acquisition as the parent company and now wholly owns the businesses operated by Legacy States Title and the Acquired Business.
We conduct our operations through two reportable segments, (1) Distribution and (2) Underwriting. See further discussion in Note 6 for additional information regarding segment information.
Organization and business operations
Doma Holdings, Inc. (the “Company,” “Doma,” “we,” “us” or “our”) was referred to as States Title, Inc. prior to the North American Title Acquisition and as States Title Holding, Inc. (which changed its name to Doma Holdings, Inc. on March 1, 2021) after the North American Title Acquisition.
Headquartered in San Francisco, CA, Doma is a real estate technology company that is architecting the future of real estate transactions. Using machine intelligence and our proprietary technology solutions, we are creating a vastly more simple, efficient, and affordable real estate closing experience for current and prospective homeowners, lenders, title agents and real estate professionals. We are licensed to underwrite title insurance in 39 states and the District of Columbia.
The Company was initially formed as a wholly-owned subsidiary of States Title Inc. (“Legacy States Title”) to combine the operations of Legacy States Title and the retail agency and title insurance underwriting business (the “Acquired Business”) of North American Title Group, LLC (“NATG”), a subsidiary of Lennar Corporation (“Lennar”). We completed the acquisition of the Acquired Business on January 7, 2019 (the "Close Date"), which we refer hereinafter as the “North American Title Acquisition.” Doma survived the North American Title Acquisition as the parent company and now wholly owns the businesses operated by Legacy States Title and the Acquired Business. See Note 3 for additional information regarding the North American Title Acquisition.
We conduct our operations through two reportable segments, (1) Distribution and (2) Underwriting. See further discussion in Note 7 for additional information regarding segment information.